VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS - Net income (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Total Revenues	$ 3,219,336	$ 1,244,247	$ 1,351,909
Income (loss) from operations	(4,645,247)	(3,016,326)	(5,068,914)
Net Income (Loss)	(3,986,925)	(2,453,977)	(4,684,157)
TRX, ZJ
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Total Revenues	3,219,336	1,244,247	1,351,909
Income (loss) from operations	1,210,736	(202,651)	(950,762)
Net Income (Loss)	$ 1,715,526	$ 325,352	$ (702,956)